Derivative instruments and hedging activities	12 Months Ended
Mar. 31, 2020
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Derivative instruments and hedging activities

23. Derivative instruments and hedging activities

Option Contracts Undesignated as Hedge

The following table presents outstanding notional amount and balance sheet location information related to foreign exchange derivative contracts as of March 31, 2019 and 2020:

	March 31, 2019			March 31, 2020
		Prepaid Expenses			Prepaid Expenses
	Notional	and Other Current Asset	Other	Notional	and Other Current Asset	Other
	Amount	(Fair value)	Assets	Amount	(Fair value)	Assets
	(US$)	(INR)	(INR)	(US$)	(INR)	(INR)
(In million)
Foreign currency option contracts	—	—	—	—	—	—

(Gains)/Losses on foreign exchange derivative contracts for the year ended March 31, 2018, 2019 and 2020 aggregated INR 78 million, INR 70 million and INR 109 million (US$ 1.4 million), respectively.

Contracts designated as a Cashflow Hedge

The Company hedged the foreign currency exposure risk related to certain intercompany loans denominated in foreign currency through a call spread option with a full swap for coupon payments. The Company also availed trade credit facilities denominated in foreign currencies which were fully hedged through interest rate swaps. The foreign currency forward contracts and options were not entered into for trading or speculative purposes.

The Company documented each hedging relationship and assessed its initial effectiveness on inception date and the subsequent effectiveness was tested as determined at the time of inception of the contract. The gain or loss on the hedge contracts was recorded in accumulated other comprehensive income to the extent the hedge contracts were effective. The gain or loss on the hedge contracts shall be reclassified to interest expense when the coupon payments and principal repayments are made on the related investments. The hedge contracts were effective as of March 31, 2020.

The following table presents outstanding notional amount and balance sheet location information related to foreign exchange derivative contracts as of March 31, 2019 and 2020:

March 31, 2019
	Notional	Current Liabilities	Other Assets	Other Assets
	Amount	(Fair value)	(Fair value)	(Fair value)
	(US$)	(INR)	(INR)	(US$)
(In million)
Foreign currency option contracts	500	—	2,220	32.1

March 31, 2019
	Notional	Current Liabilities	Other Assets	Current Liabilities
	Amount	(Fair value)	(Fair value)	(Fair value)
	(US$)	(INR)	(INR)	(US$)
(In million)
Fair valuation of swaps and forward	31	185	—	2.7

	March 31, 2020
	Notional	Current Liabilities	Prepaid expenses and other current assets	Prepaid expenses and other current assets
	(US$)	(INR)	(INR)	(US$)
	(In million)
Foreign exchange option contracts	2.6	—	4	0.0

	March 31, 2020
	Notional	Current Liabilities	Other Assets	Other Assets
	(US$)	(INR)	(INR)	(US$)
	(In million)
Fair valuation of swaps and options	849.7	—	6,177	81.9
Forward exchange derivative contracts	57.4	—	115	1.5

March 31, 2020
		Non-Current	Other	Non-Current
	Notional Amount	Liabilities (Fair value)	Assets (Fair value)	Liabilities (Fair value)
	(US$)	(INR)	(INR)	(US$)
(In million)
Fair valuation of swaps and forward	13.4	29	—	0.4

The company recorded the net fair value of derivative asset/liability of INR 2,220 million and INR 4,047 million (US$ 53.7 million) in the Other comprehensive income for the year ended March 31, 2019 and 2020, respectively and recorded an expense of INR 1,035 million and INR 1,428 million (US$ 18.9 million) related to the amortization of the cost of the hedge for the year ended March 31, 2019 and 2020, respectively.

The foreign exchange derivative contracts mature generally over a period of 0.5 – 5.5 years.

Contracts designated as fair value hedge

The Company hedged the exposure to fluctuations in the fair value of firm commitments denominated in foreign currency through forward exchange derivative contracts. Fair value adjustments related to non-financial instruments will be recognized in the hedged item upon recognition, and will eventually affect earnings as and when the hedged item is derecognized. Changes in the fair value of derivatives designated and qualifying as fair value hedges, together with any changes in the fair value of the hedged firm commitments attributable to the hedged risk, will be recorded in in the consolidated balance sheet. The gain or loss on the hedging derivative in a hedge of a foreign-currency-denominated firm commitment and the offsetting loss or gain on the hedged firm commitment is recognized in earnings in the accounting period, post the recognition of the hedged item in the balance sheet. The forward exchange derivative contracts were not entered into for trading or speculative purposes.

The foreign exchange derivative contracts mature generally over a period of 3 months – 9 months.

The Company documented each hedging relationship and assessed its initial effectiveness on inception date and the subsequent effectiveness was tested as determined at the time of inception of the contract. The hedge contracts were effective as of March 31, 2020.

	March 31, 2020
	Notional	Current Liabilities	Prepaid expenses and other current assets	Prepaid expenses and other current assets
	(US$)	(INR)	(INR)	(US$)
	(In million)
Forward exchange derivative contracts	189.6	—	668	8.9